Contents of Significant Accounts - Financial Liabilities at Fair Value through Profit or Loss, Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	$ 901,000	$ 27,478	$ 1,019,362
Embedded derivatives in exchangeable bonds [Member]
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	899,961		1,019,362
Forward exchange contracts [member]
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	$ 1,039		$ 0